Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Pledged Assets [Abstract]
Summary of Pledged Assets

	December 31,
Assets pledged	2017	2018		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$489	Note
Buildings	24,172	23,516	768	Note
	$39,134	$38,478	$1,257

Note: Provided as collateral for borrowings.